Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2018
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
Fiscal Year
The Company’s fiscal year ends on September 30.
Use of Estimates
The Consolidated Financial Statements have been prepared in conformity with GAAP and require management to make estimates and assumptions. These assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the audited Consolidated Financial Statements and the reported amounts of revenue and expenses during the reporting period. Estimates and assumptions are used for, but not limited to: (i) revenue recognition; (ii) allowance for doubtful accounts; (iii) inventory valuation, asset valuations, impairment, and recoverability assessments; (iv) depreciable lives of assets; (v) useful lives of intangible assets; (vi) income tax reserves and valuation allowances; and (vii) product warranty and litigation reserves. Estimates are revised as additional information becomes available. Actual results could differ from these estimates.
Cash and Cash Equivalents
Cash and cash equivalents are liquid investments with an original maturity of three or fewer months when purchased.
Accounts Receivable
Receivables are primarily comprised of uncollected amounts owed to the Company from transactions with customers and are presented net of allowances for doubtful accounts. Allowances are estimated based on historical write‑offs and the economic status of customers. The Company considers a receivable delinquent if it is unpaid after the term of the related invoice has expired. Write‑offs are recorded at the time all collection efforts have been exhausted.
Inventories
Inventories are stated at the lower of cost or market, where cost is generally determined on the basis of an average or first‑in, first‑out (“FIFO”) method. Production costs comprise direct material and labor and applicable manufacturing overheads, including depreciation charges. The Company regularly reviews inventory quantities on hand and writes off excess or obsolete inventory based on estimated forecasts of product demand and production requirements. Manufacturing operations recognize cost of product sales using standard costing rates with overhead absorption which generally approximates actual cost.
Property, Plant, and Equipment
Property, plant, and equipment is valued at cost less accumulated depreciation and impairment losses. If the costs of certain components of an item of property, plant, and equipment are significant in relation to the total cost of the item, they are accounted for and depreciated separately. Depreciation expense is recognized using the straight‑line method. Useful lives are reviewed annually and, if expectations differ from previous estimates, adjusted accordingly. Estimated useful lives for major classes of depreciable assets are as follows:

Asset Class	Estimated Useful Life
Machinery and equipment	3 to 20 years
Buildings and improvements	10 to 40 years

Leasehold improvements are depreciated over the shorter of their estimated useful life or the term of the lease. Costs related to maintenance and repairs that do not extend the assets’ useful life are expensed as incurred.
Acquisitions
Acquisitions are recorded using the purchase method of accounting. The purchase price of acquisitions is allocated to the tangible and intangible assets acquired and liabilities assumed based on their estimated fair value at the acquisition date. The excess of the acquisition price over those estimated fair values is recorded as goodwill. Changes to the acquisition date preliminary fair values prior to the expiration of the measurement period, a period not to exceed 12 months from date of acquisition, are recorded as an adjustment to the associated goodwill. Contingent consideration resulting from acquisitions is recorded at its estimated fair value on the acquisition date. These obligations are revalued during each subsequent reporting period and changes in the fair value of the contingent consideration obligations can result from adjustments in the probability of achieving future development steps, sales targets and profitability and are recorded in General and administrative expenses in the Consolidated Statements of Operations. Acquisition-related expenses and restructuring costs, if any, are recognized separately from the business combination and are expensed as incurred.
Goodwill and Other Intangible Assets
Goodwill represents purchase consideration paid in a business combination that exceeds the value assigned to the net assets of acquired businesses. Other intangible assets consist of customer‑related intangibles, proprietary technology, software, trademarks and other intangible assets. The Company amortizes intangible assets with definite useful lives on a straight‑line basis over their respective estimated economic lives which range from 1 to 26 years.
The Company reviews goodwill to determine potential impairment annually during the fourth quarter of its fiscal year, or more frequently if events and circumstances indicate that the asset might be impaired. Impairment testing for goodwill is performed at a reporting unit level. The Company has determined that it has three reporting units. The quantitative impairment testing utilizes both a market (guideline public company) and income (discounted cash flows) method for determining fair value. In estimating the fair value of the reporting unit utilizing a discounted cash flow (“DCF”) valuation technique, the Company incorporates its judgment and estimates of future cash flows, future revenue and gross profit growth rates, terminal value amount, capital expenditures and applicable weighted‑average cost of capital used to discount these estimated cash flows. The estimates and projections used in the estimate of fair value are consistent with the Company’s current budget and long‑range plans, including anticipated change in market conditions, industry trend, growth rates and planned capital expenditures, among other considerations.
Impairment of Long‑Lived Assets
Long‑lived assets, such as property, plant, and equipment, and purchased intangibles subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset or asset group may not be recoverable. Recoverability of the asset or asset group is measured by comparison of its carrying amount to undiscounted future net cash flows the asset or asset group is expected to generate. If the carrying amount of an asset or asset group is not recoverable, the Company recognizes an impairment loss based on the excess of the carrying amount of the asset or asset group over its respective fair value which is generally determined as the present value of estimated future cash flows or as the appraised value.
Debt Issuance Costs and Debt Discounts
Debt issuance costs are capitalized and amortized over the contractual term of the underlying debt using the straight line method which approximates the effective interest method. Debt discounts and lender arrangement fees deducted from the proceeds have been included as a component of the carrying value of debt and are being amortized to interest expense using the effective interest method.
Amortization of debt issuance costs and debt discounts/premiums included in interest expense were $2,498, $4,607 and $4,121 for the years ended September 30, 2018, 2017 and 2016, respectively.
In July 2018, the Company wrote off $2,581 of deferred financing fees and incurred and expensed an additional $1,346 of fees related to the sixth amendment of its First Lien Term Facility in which an additional $150,000 was borrowed.
In November 2017, the Company wrote off $1,844 of deferred financing fees related to a $100,000 prepayment of debt, then subsequently wrote off another $1,150 of fees in December of 2017 due to the fifth amendment to its First Lien Term Facility. The Company incurred and expensed another $2,131 of fees as a result of the December refinancing.
In August 2017, the Company wrote off $1,829 of deferred financing fees related to the extinguishment of debt and incurred another $1,188 of fees related to an amendment of its First Lien Term Facility.
In October 2016, the Company wrote off $2,075 of deferred financing fees related to the extinguishment of debt and incurred another $481 of fees related to a tack-on financing the Company completed in October 2016.
Revenue Recognition
Sales of goods and services are recognized when persuasive evidence of an arrangement exists, the price is fixed or determinable, collectability is reasonably assured and delivery has occurred or services have been rendered.
For sales of aftermarket parts or products with a low level of customization and engineering time, the Company recognizes revenues at the time title and risks and rewards of ownership pass, which is generally when products are shipped or delivered to the customer as the Company has no obligation for installation. Sales of short‑term service arrangements are recognized as the services are performed, and sales of long‑term service arrangements are typically recognized on a straight‑line basis over the life of the agreement.
For certain arrangements where there is significant customization to the product, the Company recognizes revenue under the provisions of Accounting Standards Codification (“ASC”) 605-35, Revenue Recognition – Construction-Type and Production-Type Contracts. These products include large capital water treatment projects, systems and solutions for municipal and industrial applications. Revenues from construction-type contracts are generally recognized under the percentage-of-completion method, based on the input of costs incurred to date as a percentage of total estimated contract costs. The nature of the contracts is generally fixed price with milestone billings. Approximately $276,319, $240,233 and $218,605 of revenues from construction-type contracts were recognized on the percentage-of-completion method during the years ended September 30, 2018, 2017 and 2016, respectively. Contract revenues and cost estimates are reviewed and revised quarterly at a minimum and the cumulative effect of such adjustments are recognized in current operations. The amount of such adjustments have not been material. Cost and earnings in excess of billings under construction‑type arrangements are recorded when contracts have net asset balances where contract costs plus recognized profits less recognized losses exceed progress billings. Billings in excess of costs incurred are recorded when contract progress billings exceed costs and recognized profit less recognized losses. Approximately $26,341, $28,449 and $33,457 of revenues from construction-type contracts were recognized on a completed contract method, which is typically when the product is delivered and accepted by the customer, during the years ended September 30, 2018, 2017 and 2016, respectively. The completed contract method is principally used when the contract is short in duration (generally less than twelve months) and where results of operations would not vary materially from those resulting from the use of the percentage-of-completion method.
Product Warranties
Accruals for estimated expenses related to warranties are made at the time products are sold and are recorded as a component of Cost of product sales in the Consolidated Statements of Operations. The estimated warranty obligation is based on product warranty terms offered to customers, ongoing product failure rates, material usage and service delivery costs expected to be incurred in correcting a product failure, as well as specific obligations for known failures and other currently available evidence. The Company assesses the adequacy of the recorded warranty liabilities on a regular basis and adjusts amounts as necessary.
Shipping and Handling Cost
Shipping and handling costs are included as a component of Cost of product sales.
Income Taxes
The Company recognizes deferred tax assets and liabilities for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that included the enactment date. Valuation allowances are provided against deferred tax assets when it is deemed more likely than not that some portion or all of the deferred tax asset will not be realized within a reasonable time period. The Company assesses tax positions using a two‑step process. A tax position is recognized if it meets a more‑likely‑than‑not threshold, and is measured at the largest amount of benefit that is greater than 50.0% percent of being realized. Uncertain tax positions are reviewed each balance sheet date.
Foreign Currency Translation and Transactions
The functional currency for the international subsidiaries is the local currency. Assets and liabilities are translated into U.S. Dollars using current rates of exchange, with the resulting translation adjustments recorded in other comprehensive income/loss within shareholders’ equity. Revenues and expenses are translated at the weighted‑average exchange rate for the period, with the resulting translation adjustments recorded in the Consolidated Statements of Operations.
Foreign currency translation losses (gains) which aggregated $7,018, $(7,111) and $666 for the years ended September 30, 2018, 2017 and 2016, respectively, are primarily included in General and administrative expenses in the Consolidated Statements of Operations.
Research and Development Costs
Research and development costs are expensed as incurred. The Company recorded $15,877, $19,990 and $22,897 of costs for the years ended September 30, 2018, 2017 and 2016, respectively.
Equity‑based Compensation
The Company measures the cost of awards of equity instruments to employees based on the grant‑date fair value of the award. Prior to the IPO, given the absence of a public trading market for the Company’s common stock, the fair value of the common stock underlying the Company’s share‑based awards was determined by the Company’s board, with input from management, in each case using the income and market valuation approach. Stock options are granted with exercise prices equal to or greater than the estimated fair market value on the date of grant as authorized by the Company’s compensation committee. The grant‑date fair value is determined using the Black‑Scholes model. The fair value, net of estimated forfeitures, is amortized as compensation cost on a straight‑line basis over the vesting period primarily as a component of General and administrative expenses.
The Company issued 1,197 shares of common stock, with an aggregate value of $25,000, to certain employees as restricted stock unit awards made in connection with the IPO. The fair value of such awards was based on the closing price of the Company’s stock as of the IPO date and the value will be amortized as compensation expense on a straight-line basis over the vesting period, which is upon the second anniversary of the IPO.
Earnings per Share
Basic earnings per common share is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted earnings per common share is computed based on the weighted average number of shares of common stock, plus the effect of diluted potential common shares outstanding during the period using the treasury stock method. Diluted potential common shares include outstanding stock options.
Retirement Benefits
The Company applies, ASC Topic 715, Compensation—Retirement Benefits, which requires the recognition in pension obligations and accumulated other comprehensive income of actuarial gains or losses, prior service costs or credits and transition assets or obligations that have previously been deferred. The determination of retirement benefit pension obligations and associated costs requires the use of actuarial computations to estimate participant plan benefits to which the employees will be entitled. The significant assumptions primarily relate to discount rates, expected long‑term rates of return on plan assets, rate of future compensation increases, mortality, years of service, and other factors. The Company develops each assumption using relevant experience in conjunction with market‑related data for each individual country in which such plans exist. All actuarial assumptions are reviewed annually with third‑party consultants and adjusted as necessary. For the recognition of net periodic postretirement cost, the calculation of the expected return on plan assets is generally derived by applying the expected long‑term rate of return on the market‑related value of plan assets. The fair value of plan assets is determined based on actual market prices or estimated fair value at the measurement date.
Treated Water Outsourcing
Treated Water Outsourcing (“TWO”) is a joint venture between the Company and Nalco Water, an Ecolab company, in which the Company holds a 50% partnership interest. The Company is obligated to absorb all risk of loss up to 100% of the joint venture partner’s equity. As such, the Company fully consolidates TWO as a variable interest entity (“VIE”) under ASC 810, Consolidation.

The Company has not provided additional financial support to this entity which it is not contractually required to provide, and the Company does not have the ability to use the assets of TWO to settle obligations of the Company’s other subsidiaries. The following provides a summary of TWO’s balance sheet as of September 30, 2018 and 2017, and summarized financial information for the years ended September 30, 2018, 2017 and 2016.

	September 30, 2018	September 30, 2017
Current assets (includes cash of $3,304 and $1,907)	$5,486	$12,006
Property, plant and equipment	4,441	6,107
Goodwill	2,206	2,206
Other non-current assets	3	2,735
Total liabilities	(3,608)	(12,781)

	Year Ended September 30,
	2018	2017	2016
Total revenues	$15,526	$22,039	$16,351
Total operating expenses	(12,996)	(14,835)	(13,384)
Income from operations	$2,530	$7,204	$2,967

Recent Accounting Pronouncements
Accounting Pronouncements Not Yet Adopted
In October 2018, the Financial Account Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-16, Derivatives and Hedging (Topic 815): Inclusion of the Secured Overnight Financing Rate (SOFR) Overnight Index Swap (OIS) Rate as a Benchmark Interest Rate for Hedge Accounting Purposes which permits the OIS rate based on SOFR as a U.S. benchmark interest rate for hedge accounting purposes under Topic 815. ASU No. 2018-16 will be effective for the Company for the quarter ending December 31, 2018 and is required to be adopted in conjunction with ASU 2017-12 (defined below) on a prospective basis. The Company does not expect the impact of adoption on the Company’s Consolidated Financial Statements to be material.
In August 2018, the FASB issued ASU 2018-15, Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract, which requires implementation costs incurred by customers in cloud computing arrangements (i.e., hosting arrangements) to be capitalized under the same premises of authoritative guidance for internal-use software, and deferred over the noncancellable term of the cloud computing arrangements plus any option renewal periods that are reasonably certain to be exercised. ASU No. 2018-15 will be effective for the Company for the quarter ending December 31, 2021, with early adoption permitted. The amendments should be applied either retrospectively or prospectively to all implementation costs incurred after the date of adoption. The Company is currently assessing the impact of adoption on the Company’s Consolidated Financial Statements.
In August 2018, the FASB issued ASU 2018-14, Compensation—Retirement Benefits—Defined Benefit Plans—General (Subtopic 715-20): Disclosure Framework-Changes to the Disclosure Requirements for Defined Benefit Plans, which modifies the disclosure requirements for employers that sponsor defined benefit pension or other postretirement plans. ASU No. 2018-14 will be effective for the Company for the quarter ending December 31, 2021 on a retrospective basis, with early adoption permitted. The Company is currently assessing the impact of adoption on the Company’s disclosures.
In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Subtopic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement, which modifies the disclosure requirements on fair value measurements. The amendments on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty should be applied prospectively for only the most recent interim or annual period presented in the initial year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. ASU 2018-14 will be effective for the Company for the quarter ending December 31, 2020, with early adoption permitted. The Company is currently assessing the impact of adoption on the Company’s disclosures.
In June 2018, the FASB issued ASU 2018‑07, Compensation—Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting, which expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU No. 2018‑07 will be effective for the Company for the quarter ending December 31, 2019. The Company does not expect the impact of adoption on the Company’s Consolidated Financial Statements to be material.
In May 2017, the FASB issued ASU 2018‑02, Income Statement—Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, which allows for a reclassification from Accumulated other comprehensive loss to Retained deficit for stranded tax effects resulting from the Tax Cuts and Jobs Act and will improve the usefulness of information to users of financial statements. ASU No. 2017‑09 will be effective for the Company for the quarter ending December 31, 2018. The Company does not expect the impact of adoption on the Company’s Consolidated Financial Statements to be material.
In May 2017, the FASB issued ASU 2017‑12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities, which expands and refines hedge accounting for both nonfinancial and financial risk components and align the recognition and presentation of the effects of the hedging instrument and the hedged item in the financial statements and also make certain targeted improvements to simplify the application of hedge accounting guidance and ease the administrative burden of hedge documentation requirements and assessing hedge effectiveness. ASU No. 2017‑12 will be effective for the Company for the quarter ending December 31, 2018. The Company does not expect the impact of adoption on the Company’s Consolidated Financial Statements to be material.
In May 2017, the FASB issued ASU 2017‑09, Scope of Modification Accounting, which amended Accounting Standards Code Topic 718. FASB issued ASU 2017‑09 to reduce the cost and complexity when applying Topic 718 and standardize the practice of applying Topic 718 to financial reporting. The ASU was not developed to fundamentally change the definition of a modification, but instead to provide guidance for what changes would qualify as a modification. ASU No. 2017‑09 will be effective for the Company for the quarter ending December 31, 2018. The company is currently evaluating the potential impact of adoption on the Company’s Consolidated Financial Statements.
In February 2017, the FASB issued ASU 2017-07, Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost. This ASU requires the disaggregation of the service cost component from other components of net periodic benefit cost, clarifies how to present the service cost component and other components of net benefit costs in the Statements of Consolidated Operations and allows only the service cost component of net benefit costs to be eligible for capitalization. This ASU is effective for the Company for the quarter ending December 31, 2018. Adoption will be applied on a retrospective basis for the presentation of all components of net periodic benefit costs and on a prospective basis for the capitalization of the service cost component of net periodic pension cost and net periodic postretirement benefit in assets. The company is currently evaluating the impact this guidance will have but does not expect this to have a significant impact on the Consolidated Financial Statements and related disclosures.
In October 2016, the FASB issued ASU 2016-17, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. The purpose of this update is to improve the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. The ASU requires the tax effects of all intra-entity sales of assets other than inventory to be recognized in the period in which the transaction occurs. The guidance was effective for the Company for the quarter ending December 31, 2018. The changes were required to be applied by means of a cumulative-effect adjustment recorded in retained earnings as of the beginning of the year of adoption. The Company adopted this standard on October 1, 2018 but noted that this adoption did not have a material impact on its Consolidated Financial Statements.
In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). ASU No. 2016-02 requires recognition of operating leases as lease assets and liabilities on the balance sheet, and disclosure of key information about leasing arrangements. ASU No. 2016-02 should be applied using a modified retrospective approach and will be effective for the Company for the quarter ending December 31, 2019, with early adoption permitted. Amendments to the standard were issued by the FASB in January and July 2018 including certain practical expedients and an amendment that provides an additional and optional transition method to adopt the standard at the adoption date and recognize a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. The Company has completed its initial scoping reviews, reviewed software options necessary to meet the reporting requirements of the standard and is continuing to assess the impact adoption of this guidance will have on the Company’s Consolidated Financial Statements.
In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606). ASU No. 2014-09 clarifies the principles for recognizing revenue when an entity either enters into a contract with customers to transfer goods or services or enters into a contract for the transfer of non-financial assets. ASU 2014-09 may be adopted using either of two acceptable methods: (1) retrospective adoption to each prior period presented with the option to elect certain practical expedients; or (2) adoption with the cumulative effect recognized at the date of initial application and providing certain disclosures. To assess at which time revenue should be recognized, an entity should use the following steps: (1) identify the contract(s) with a customer; (2) identify the performance obligations in the contract; (3) determine the transaction price; (4) allocate the transaction price to the performance obligations in the contract; and (5) recognize revenue when, or as, the entity satisfies a performance obligation. The Company adopted this standard on October 1, 2018 using the modified retrospective approach but noted that this adoption did not have a material impact on its Consolidated Financial Statements. The Company historically recognized revenue for some of its contracts on a percentage-of-completion basis, which represented approximately 21% of its Consolidated net sales for the year ended September 30, 2018. Based on the new guidance, the Company determined that for some of these contracts in which revenue was previously recognized over a period of time, revenue instead needs to be recognized at a point in time. This change is mainly due to the nature of certain products, which in some cases have an alternative use, and the Company’s right to payment in the event of termination for convenience.
Accounting Pronouncements Recently Adopted
The Company early adopted ASU 2016‑15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a consensus of the Emerging Issues Task Force) for the year beginning October 1, 2018. This new guidance is intended to reduce diversity in practice in how certain transactions are classified in the statement of cash flows. The guidance is to be applied retrospectively to all periods presented, however there were no instances in prior periods that were impacted by the adoption of this ASU. This adoption did not have a material impact on the Company’s Consolidated Financial Statements.
The Company early adopted ASU 2017‑04, Simplifying the Test for Goodwill Impairment, for the year beginning October 1, 2017. This ASU simplifies how an entity is required to test goodwill for impairment by eliminating Step 2 from the goodwill impairment test. Step 2 measures goodwill impairment loss by comparing the implied value of a reporting unit’s goodwill with the carrying amount of that goodwill. The amendments in this ASU are effective for the Company for the quarter ending December 31, 2020. The adoption of this ASU did not have a material impact on the Company’s Consolidated Financial Statements.
The Company adopted ASU 2016-09, Improvements to Employee Share-Based Payment Accounting, which amends ASC Topic 718, Compensation – Stock Compensation as of October 1, 2017. The ASU includes provisions intended to simplify various aspects related to how share-based payments are accounted for and presented in the financial statements. The adoption of this ASU did not have a significant impact on the Company’s Consolidated Financial Statements.